Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Minimum Guaranteed Interest Rates (Detail) - Fixed Annuity - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 128,975	¥ 138,419
0.00% – less than 1.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	121,743	131,328
1.50% – less than 2.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	7,232	7,091
2.50% or more
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 0	¥ 0